REAL ESTATE ASSETS (Purchase Price Allocation) (Detail) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Real Estate [Line Items]
Land	$ 742,208	$ 700,210	$ 1,172,449
Buildings, fixtures and improvements	1,996,392	1,830,101	3,271,592
Acquired above-market leases	323,983	313,127	554,868
Total real estate assets, at cost	$ 3,062,583	$ 2,843,438	$ 4,998,909	$ 251,999
Below market lease, weighted average useful life	6 years 9 months 18 days	7 years 3 months 18 days	7 years 2 months 12 days
Wholly Owned Properties
Real Estate [Line Items]
Land		$ 1,501	$ 2,107	32,919
Buildings, fixtures and improvements		3,804	9,044	177,682
Revenue bonds				2,081
Total real estate assets, at cost		6,165	11,905	251,999
2020 Asset Acquisitions
Real Estate [Line Items]
Land	$ 1,417
Buildings, fixtures and improvements	2,800
Total real estate assets, at cost	4,659
Acquired in-place leases and other intangibles | Wholly Owned Properties
Real Estate [Line Items]
Acquired above-market leases		$ 860	$ 1,392	$ 39,257
Acquired in-place leases and other intangibles | 2020 Asset Acquisitions
Real Estate [Line Items]
Acquired above-market leases	$ 442
Acquired finite-lived intangible assets, weighted average useful life (in years)	14 years 9 months 18 days
Acquired in-place leases and other intangibles
Real Estate [Line Items]
Acquired finite-lived intangible assets, weighted average useful life (in years)		20 years 1 month 6 days	19 years	16 years 24 days
Intangible lease liabilities
Real Estate [Line Items]
Below market lease, weighted average useful life			19 years	8 years 6 months
Intangible lease liabilities | Wholly Owned Properties
Real Estate [Line Items]
Intangible lease liabilities			$ (638)	$ (3,564)
Above-market leases
Real Estate [Line Items]
Acquired finite-lived intangible assets, weighted average useful life (in years)				13 years 7 months 6 days
Above-market leases | Wholly Owned Properties
Real Estate [Line Items]
Acquired above-market leases				$ 3,624